Share Capital	12 Months Ended
Dec. 31, 2020
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
Authorized:
Unlimited number of no par value common shares

Share Consolidation:
On May 22, 2018, we completed the consolidation of our common shares on the basis of 9.5 pre-consolidation common shares for each one post-consolidation common share (the "Share Consolidation"). Fractional interests were rounded down to the nearest whole number of common shares. Outstanding stock options, restricted share units and performance share units were similarly adjusted by the consolidation ratio.

	Shares
	Number	Amount $
Balance, December 31, 2017	141,805,722	271,710,138
Issued pursuant to "At the Market" (ATM) equity distribution agreement(a)	519,500	553,650
Share issue costs	—	(33,335)
Issued pursuant to stock option plan	71,000	38,269
Balance, May 22, 2018 - pre-consolidation	142,396,222	272,268,722
Balance, May 22, 2018 - post-consolidation	14,988,995	272,268,722
Issued pursuant to public offering(b)	1,532,278	11,606,882
Issued pursuant to equity warrants exercised (see "— Equity Warrants")	157	1,747
Issued pursuant to stock option plan	34,329	158,976
Issued pursuant to incentive share award plan	28,297	109,751
Issued pursuant to Common Stock Purchase Agreement(c)	797,691	3,314,097
Issued pursuant to "At the Market" (ATM) equity distribution agreement(d)	18,002	66,360
Share issue costs	—	(2,333,474)
Balance, December 31, 2018	17,399,749	285,193,061
Issued pursuant to incentive share award plan	323,301	391,917
Issued pursuant to Common Stock Purchase Agreement(c)	2,494,943	5,403,385
Issued pursuant to "At the Market" (ATM) equity distribution agreement(d)	4,425,040	8,476,454
Issued pursuant to public offering(e)	4,619,773	3,314,429
Issued pursuant to warrant derivative exercised(e)	2,935,647	9,152,869
Share issue costs	—	(854,256)
Balance, December 31, 2019	32,198,453	311,077,859
Issued pursuant to stock option plan	133,454	385,022
Issued pursuant to incentive share award plan	234,172	732,367
Issued pursuant to "At the Market" (ATM) equity distribution agreement(d)(f)	12,182,532	40,037,786
Issued pursuant to warrant derivative exercised(e)	1,418,369	6,332,778
Share issue costs	—	(1,741,640)
Balance, December 31, 2020	46,166,980	356,824,172

(a)On February 25, 2016, we entered into an ATM equity distribution agreement with Canaccord Genuity Inc. acting as our sole agent with an aggregate offering value of up to $4.6 million which allowed us to sell our common shares through the facilities of the Toronto Stock Exchange or other "marketplace” (as defined in National Instrument 21-101 Marketplace Operation) in Canada (our "Canadian ATM"). Our Canadian ATM allowed us, at our sole discretion, to determine the timing and number of shares to be sold under this ATM facility. During 2018, we sold 519,500 pre-consolidation common shares (approximately 54,684 post-consolidation common shares) for gross proceeds of $553,650. We incurred share issue costs of $33,335. This sales agreement expired on March 16, 2018.
(b)On June 5, 2018, pursuant to an underwritten public offering, 1,532,278 common shares were sold at a purchase price of US$5.83 per share for gross proceeds of US$8,933,181. We incurred share issue costs of $1,418,356.

(c)On September 27, 2018, we entered into a Common Stock Purchase Agreement (the "Agreement") with Lincoln Park Capital Fund, LLC ("LPC"). Subject to the terms and conditions of the Agreement and at our sole discretion, we may sell up to US$26,000,000 worth of common shares to LPC over the 30-month term. The purchase price of the common shares will be based on the prevailing market prices immediately preceding the notice of sale without any fixed discount. Subject to the terms of the Agreement, we control the timing and amount of any future investment and LPC is obligated to make such purchases, if and when we elect. The Agreement does not impose any upper price limit restrictions, negative covenants or restrictions on our future financing activities. However, in no event will shares be sold to LPC on a day the closing sale price for the common shares is less than the floor price of US$1.00 per common share; or at a price per share that is less than the volume weighted average trading pricing of the common shares on the TSX for the five immediately preceding trading days, less the maximum applicable discount allowed by the TSX. The Agreement limits our sale of common shares to 19.99% of our total outstanding common shares as at the date that the Common Stock Purchase Agreement was entered into, unless and until we have obtained shareholder approval under applicable Nasdaq rules. We reached that limit in the fourth quarter of 2019, and have not sought shareholder approval to increase the limit. We can terminate the Agreement at any time at our sole discretion without any monetary cost or penalty.

In 2020, we sold nil (2019 - 2,477,665; 2018 - 678,182) common shares for gross proceeds of nil (2019 - US$4,055,725; 2018 - US$2,055,207) and issued nil (2019 - 17,278; 2018 - 119,509) commitment shares. The commitment shares were fair valued at nil (2019 - US$29,758; 2018 - US$483,690) and were recorded as share issue costs in addition to cash share issue costs of nil (2019 - $3,757; 2018 - $208,726).

(d)On October 24, 2018, we entered into an ATM equity offering sales agreement with Canaccord Genuity Inc. The ATM allowed us, at our sole discretion, to issue common shares, at prevailing market price, with an aggregate offering value of up to US$30,000,000 over a 19-month period through the facilities of the Nasdaq Capital Market in the United States. In 2020, we sold 6,741,518 (2019 - 4,425,040; 2018 - 18,002) common shares for gross proceeds of US$17,538,342 (2019 - US$6,390,691; 2018 - US$50,046) at an average price of US$2.42 (2019 - US$1.70; 2018 - US$2.85). We received, net of commissions of US$526,150 (2019 - US$191,721; 2018 - US$1,501), proceeds of US$17,012,192 (2019 - US$6,198,970; 2018 - US$48,545). In total, we incurred share issue costs (including commissions) of $856,754 (2019 - $344,834; 2018 - $135,000). This sales agreement expired on June 4, 2020.

(e)On August 16, 2019, pursuant to an underwritten public offering, 4,619,773 units were sold at a purchase price of US$0.81 per unit for gross proceeds of US$3,742,016. Each unit included one common share with a fair value of US$0.54 and one common share purchase warrant with a fair value of US$0.27. These warrants were classified as a financial liability (see Note 8). Each common share purchase warrant entitled the holder to purchase one common share at an exercise price of US$0.90 until August 16, 2024. We incurred transaction costs of $699,427 of which $466,284 were allocated to share issue costs and $233,143 were allocated to operating expenses, based on their relative fair values. In 2020, our share capital included fair value of $4,636,317 (2019 - 5,687,003) in addition to gross proceeds of US$1,276,532 (2019 - US$2,642,082) for the 1,418,369 (2019 - 2,935,647) warrants that were exercised (see Note 8).

(f)On June 15, 2020, we entered into an ATM equity distribution agreement with Canaccord Genuity Inc. The ATM allows us, at our sole discretion, to issue common shares, at prevailing market price, with an aggregate offering value of up US$40,000,000 over a 25-month period through the facilities of the Nasdaq Capital Market in the United States. In 2020, we sold 5,441,014 common shares for gross proceeds of US$12,628,775 at an average price of US$2.11. We received, net of commissions of US$378,863, proceeds of US$12,249,911. In total, we incurred share issue costs (including commissions) of $884,886.
Equity Warrants

On June 1, 2017, pursuant to an underwritten public offering, 16,445,000 units were sold for gross proceeds of $11,511,500. Each unit included one common share and one common share purchase warrant. Following the Share Consolidation, 9.5 common share purchase warrants entitled the holder to purchase one common share in the capital of the Company until June 1, 2022, at an exercise price of approximately $9.025. These warrants were classified as equity.

The following table summarizes our outstanding equity warrants:

	Number of Warrants Outstanding(1)	Warrant $
Balance, December 31, 2017	16,445,000	3,617,900
Issued pursuant to equity warrant exercised	(1,500)	(330)
Balance, December 31, 2018	16,443,500	3,617,570
Balance, December 31, 2019	16,443,500	3,617,570
Balance, December 31, 2020	16,443,500	3,617,570